Subsequent Events - Additional Information (Detail)			1 Months Ended
	Dec. 31, 2012 USD ($)		Feb. 20, 2013 Subsequent Event [Member] Orko Silver Corporation [Member]	Feb. 20, 2013 Subsequent Event [Member] Orko Silver Corporation [Member] Election One [Member] CAD	Feb. 20, 2013 Subsequent Event [Member] Orko Silver Corporation [Member] Election Two [Member] USD ($)	Feb. 20, 2013 Subsequent Event [Member] Orko Silver Corporation [Member] Election Three [Member] CAD	Jan. 29, 2013 7.875% Senior Notes due 2021 [Member] Subsequent Event [Member] USD ($)	Jan. 29, 2013 7.875% Senior Notes due 2021 [Member] Subsequent Event [Member] Minimum [Member]	Jan. 29, 2013 7.875% Senior Notes due 2021 [Member] Subsequent Event [Member] Maximum [Member]	Feb. 13, 2013 Convertible Senior Notes due March 2028 [Member] Subsequent Event [Member] USD ($)	Feb. 12, 2013 Convertible Senior Notes due March 2028 [Member] Subsequent Event [Member] USD ($)
Subsequent Event [Line Items]
Principal amount							$ 300,000,000
Interest rate on notes							7.875%			3.25%
Other indebtedness threshold for subsidiary guarantee							20,000,000
Notice of redemption								30 days	60 days
Redemption price, percentage of principal amount							100.00%			100.00%
Percentage of principal amount									35.00%
Redemption Price, percentage							107.875%
Percentage of principal							101.00%
Percentage of principal								25.00%
Exchange offer period							365 days
Issue period							35 days
long-term debt	303,624,000	[1]									48,658,000
Principal amount per conversion										1,000
Conversion Rate, number of shares per $1,000 of principal amount										17.6025
Conversion price per share (usd per share)										$ 56.81
Trading period used to determine conversion rate										20 days
Number of Coeur shares per share of Orko				0.08150	0.1118
Cash payment per share (cad per share)				0.70		2.60
Number of warrants per share				0.01118	0.011180	0.01118
Cash payment pro-ration threshold					$ 11,600,000	100,000,000
Warrant exercise period			4 years
Warrant exercise price (usd per share)			30.00

[1]	Includes minimum gold production royalty obligation payments due to Franco-Nevada Corporation for royalty covering 50% of the life of mine gold to be produced from the Palmarejo silver and gold mine in Mexico.